BORROWINGS - Narrative (Details) - USD ($)			3 Months Ended	12 Months Ended
	Feb. 07, 2022	Jun. 23, 2016	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
FHLB advances			$ 25,950,000	$ 25,950,000	$ 30,900,000
Federal funds purchased				0	0
Federal funds, maximum borrowings				87,200,000
Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 25,000,000
Percent of capital stock used as collateral				100.00%
Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate				250.00%
Federal Home Loan Bank Advances
Debt Instrument [Line Items]
FHLB advances				$ 25,950,000
FHLB, amount available				68,352,000
Federal Home Loan Bank Advances | Commercial
Debt Instrument [Line Items]
Debt instrument, collateral amount				66,623,000
Federal Home Loan Bank Advances | Residential
Debt Instrument [Line Items]
Debt instrument, collateral amount				22,673,000
Federal Home Loan Bank Advances | Home Equity Line of Credit
Debt Instrument [Line Items]
Debt instrument, collateral amount				$ 5,006,000
Subordinated Debt
Debt Instrument [Line Items]
Interest rate, stated percentage				6.625%
Subordinated Debt | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate				5.412%
Subordinated Debt | Subordinated Notes due July 2026
Debt Instrument [Line Items]
Face amount	$ 48,000	$ 4,500,000
Interest rate, stated percentage	3.50%	6.625%
Debt issuance costs, gross		$ 79,000	79,000
Debt issuance costs, net	$ 875,000		$ 846,000	$ 0	$ 7,000
Amortization period		60 months	60 months
Subordinated Debt | Subordinated Notes due July 2026 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	2.05%	5.412%	5.412%